PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Notes to Financial Statements
NOTE 5 - PROPERTY AND EQUIPMENT AND INTANGIBLE ASSETS

As of September 30, 2018 and December 31, 2017, property and equipment and intangible assets consisted of the following:

	September 30, 2018	December 31, 2017

Manufacturing equipment	$835,860	$797,513
Computer and other equipment	180,273	169,499
Leasehold improvements	44,638	42,666
Less accumulated depreciation	(747,693)	(672,317)
Property and Equipment, net	$313,078	$337,361

Depreciation expense for the three and nine month periods ended September 30, 2018 was $25,724 and $75,376, respectively. Depreciation expense for the three and nine months ended September 30, 2017 was $21,882 and $98,325, respectively, which includes depreciation of $2,160 and $6,480 for capitalized leased assets for the three and nine months ended September 30, 2017, respectively.

	September 30, 2018	December 31, 2017

Intellectual Property	$814,582	$814,582
Patents	393,056	224,527
Less accumulated amortization	(173,715)	(138,637)
Intangible assets, net	$1,033,923	$900,472

The Company incurred $168,529 and $43,621 of legal patent costs that were capitalized during the nine months period ended September 30, 2018 and 2017, respectively. In addition, the Company purchased $97,000 of patents through the issuance of 120,000 common stock shares of the Company during the nine months period ended September 30, 2018 and no shares were issued for the purchase of patents for the nine months ended September 30, 2017. Amortization expense for the three and nine month periods ended September 30, 2018 was $12,226 and $35,078, respectively. Amortization expense for the three and nine month periods ended September 30, 2017 was $10,899 and $30,619, respectively.

The estimated aggregate amortization expense over each of the next five years is as follows:

2018	$12,226
2019	47,305
2020	47,305
2021	47,305
2022	47,305
Thereafter	584,850
Total Amortization	$786,296

As of December 31, 2017 and 2016, property and equipment and intangible assets consisted of the following:

	December 31, 2017	December 31, 2016

Manufacturing equipment	$797,513	$769,074
Computer and other equipment	169,499	116,747
Leasehold improvements	42,666	36,066
Less accumulated depreciation	(672,317)	(551,239)
Property and Equipment, net	$337,361	$370,648

Depreciation expense for the years ended December 31, 2017 and 2016 was $121,078 and $129,985 respectively, which includes depreciation of $8,640 for capitalized leased assets for the years ended December 31, 2017 and 2016. Accumulated depreciation for property held under capital leases were $37,177 and $28,537 as December 31, 2017 and 2016, respectively.

	December 31, 2017	December 31, 2016

Intellectual Property	$814,582	$814,582
Patents	224,527	175,047
Less accumulated amortization	(138,637)	(95,119)
Intangible assets, net	$900,472	$894,510

The Company incurred $49,480 and $45,930 of legal patent costs that were capitalized during the years ended December 31, 2017 and 2016, respectively. The Company wrote off $58,522 of intangibles during the year ended December 31, 2016. Amortization expense for the years ended December 31, 2017 and 2016 was $43,518 and $42,663, respectively.

The estimated aggregate amortization expense over each of the next five years is as follows:

2018	$43,518
2019	43,518
2020	43,518
2021	43,518
2022	43,518
Thereafter	513,785
Total Amortization	$731,375